Significant Accounting Policies (Table) (Detail)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Concentration Risk Percentage	84.00%	78.00%	85.00%
Major customer A [member]
Concentration Risk [Line Items]
Concentration Risk Percentage	24.00%	18.00%	19.00%
Major customer B [member]
Concentration Risk [Line Items]
Concentration Risk Percentage	33.00%	34.00%	37.00%
Major customer C [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	17.00%	16.00%	19.00%
Major customer D [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	10.00%	10.00%	10.00%